Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (47,426)	$ (262,688)	$ (232,175)
Other comprehensive income (loss), before tax and net of reclassification adjustments:
Foreign currency translation and other losses	(16,616)	(43,276)	(4,930)
Unrealized gains (losses) on investments	(9,193)	1,488	8,120
Other comprehensive income (loss), before tax	(25,809)	(41,788)	3,190
Tax effect	0	0	(2,647)
Other comprehensive income (loss), net of tax	(25,809)	(41,788)	543
Comprehensive loss	$ (73,235)	$ (304,476)	$ (231,632)